Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000086266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		24.44%	23.07%	8.69%
Russell 1000 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Equal Weight Index
Average Annual Return, Percent	[1]	6.56%	11.99%	7.88%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		0.87%	9.88%	6.32%

[1]	The Fund has designated the Russell 1000® Equal Weight Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.